SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

On October 31, 2023, the Company merged with American Acquisition Opportunity Inc which was a previously publicly traded company under the ticker AMAO. Royalty Holding Management Co is the new merged entity name.

NOTE 14 – SUBSEQUENT EVENTS

The Company’s wholly owned subsidiary, RMC Environmental Services LLC, signed a service lease with a related party, Land Resources & Royalties LLC effective January 1, 2023. The initial term of the lease is for five years. Rent is the greater of $2,000 per month or 20% of monthly revenue.

On February 21, 2023 and March 20, 2023, the Company invested an additional $50,000 on each date into Advanced Magnet Lab, Inc. (or “AML”) as a Convertible Promissory Note under the same terms and conditions as the Convertible Promissory Note the Company invested into AML on December 21, 2022.

AMERICAN ACQUISITION OPPORTUNITY INC.
SUBSEQUENT EVENTS

NOTE 10: SUBSEQUENT EVENTS

On October 31, 2023, subsequent to the fiscal quarter ended June 30, 2023, the fiscal quarter to which this Quarterly Report on Form 10-Q (this “Report”) relates, we consummated the business combination, or the Business Combination, contemplated by the Agreement and Plan of Merger, with RMC Sub Inc. (“Merger Sub”), a wholly-owned subsidiary of American Acquisition Opportunity Inc. (“AMAO”), a special purpose acquisition company, which is our predecessor, and Royalty Management Co. (“Legacy Royalty”). Pursuant to the Merger Agreement, Merger Sub was merged with and into Legacy Royalty, with Legacy Royalty surviving the merger as a wholly owned subsidiary of AMAO (the “Business Combination”). Upon the closing of the Business Combination, AMAO changed its name to Royalty Management Holdings Co. with its Class A common stock continuing to be listed on Nasdaq under the ticker symbol “RMCO,” its warrants continuing to be listed on Nasdaq under the symbol “RMCOW. Royalty Management Holding co. became the successor entity to AMAO pursuant to Rule 12g-3(a) promulgated under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

Cash proceeds of the Business Combination were funded through a combination of Company cash held in trust, net of redemptions.

NOTE 10: SUBSEQUENT EVENTS

On March 21, 2023, the Company, through actions of its Shareholders, filed an amended and restated articles of incorporation which extended the term of the trust to September 22, 2023 to allow for the execution of a business combination.  An additional 216,697 shares redeemed, leaving 525,611 shares of redeemable Class A Common outstanding.